THE ADVISORS' INNER CIRCLE FUND II


                   KOPERNIK GLOBAL ALL-CAP FUND (THE "FUND")

                         SUPPLEMENT DATED MARCH 1, 2015
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Until on or around March 13, 2015 (the "Effective Date"), Citibank, N.A. will serve as the custodian of the Fund. Accordingly, the reference to Brown Brothers Harriman and the address there of, in the section entitled "The Custodian" on page S-41 of the SAI is hereby deleted and replaced with "Citibank, N.A. 399 Park Ave., New York, NY, 10022" until the Effective Date.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KGI-SK-002-0100